Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 7	€ (52)	€ (171)
Impairment (note 12)	(94)	(141)	(215)
Other gains and other losses	0	9	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	7	(43)	(171)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (note 12)	(204)	(239)	(250)
Gain (loss) on sale (note 12)	€ 101	€ 89	€ 44